Consolidated balance sheet - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Current Assets
Cash and cash equivalents	$ 446	$ 1,089
Accounts receivable	2,535	2,522
Inventories	431	378
Assets held for sale (Note 6)	543	0
Other (Note 7)	1,180	691
Total Current Assets	5,135	4,680
Plant, Property and Equipment (Note 8)	66,503	57,277
Equity Investments (Note 9)	7,113	6,366
Regulatory Assets (Note 10)	1,548	1,376
Goodwill (Note 11)	14,178	13,084
Loan Receivable from Affiliate (Note 9)	1,315	919
Intangible and Other Assets (Note 12)	1,921	1,484
Restricted Investments	1,207	915
Total Assets	98,920	86,101
Current Liabilities
Notes payable (Note 13)	2,762	1,763
Accounts payable and other (Note 14)	5,408	4,057
Dividends payable	668	586
Accrued interest	646	605
Current portion of long-term debt (Note 17)	3,462	2,866
Total Current Liabilities	12,946	9,877
Regulatory Liabilities (Note 10)	3,930	4,321
Other Long-Term Liabilities (Note 15)	1,008	727
Deferred Income Tax Liabilities (Note 16)	6,026	5,403
Long-Term Debt (Note 17)	36,509	31,875
Junior Subordinated Notes (Note 18)	7,508	7,007
Total Liabilities	67,927	59,210
EQUITY
Common shares, no par value (Note 20)	23,174	21,167
Preferred shares (Note 21)	3,980	3,980
Additional paid-in capital	17	0
Retained earnings	2,773	1,623
Accumulated other comprehensive loss (Note 22)	(606)	(1,731)
Controlling Interests	29,338	25,039
Non-controlling interests (Note 19)	1,655	1,852
Total Equity	30,993	26,891
Total Liabilities and Equity	$ 98,920	$ 86,101